Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

UNISYS CORPORATION

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(Millions)

Description	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions (1)	Balance at End of Period
Year Ended December 31, 2009	$51.0	$(1.2)	$(4.2)	$45.6
Year Ended December 31, 2010	$45.6	$(.9)	$(7.7)	$37.0
Year Ended December 31, 2011	$37.0	$(.6)	$(1.1)	$35.3

(1)	Includes write-off of bad debts less recoveries and foreign currency translation adjustments.